Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Consolidated Profit or Loss

The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Current income tax:
Current income tax charge	—	6	149
Deferred tax	—	—	6,319
Income tax expense reported in profit or loss	—	6	6,468

Schedule of Reconciliation of Tax Expense

Reconciliation of tax expense and the accounting profit multiplied by China’s domestic tax rate of 25% for 2024, 2023 and 2022:

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Accounting loss before tax	(67,085)	(65,799)	(890,439)
At China’s statutory income tax rate	(16,771)	(16,450)	(222,609)
Effect of lower tax rate (Note)	10,642	11,250	58,444
Loss attributable to a joint venture	—	—	—
Non-deductible expenses for tax purposes	857	1,212	3,260
Super deductions	(344)	(663)	(1,321)
Adjustments in respect of current tax of previous periods	—	6	149
Unrecognised tax losses	5,616	4,651	168,545
At the effective income tax rate of 0% (2023:0%;2022: -1%)	—	6	6,468
Income tax expense reported in profit or loss	—	6	6,468

Schedule of Deferred Tax

Deferred tax

	January 1, 2023	Credited/ (charged) to profit or loss	December 31, 2023
	RMB’000	RMB’000	RMB’000
Leases	—	—	—
Expected credit losses on debt financial assets	—	—	—
Trade payables, accrual and provisions	—	—	—
Fair value adjustment arising from business combinations	—	—	—
Total	—	—	—

	January 1, 2024	Credited/ (charged) to profit or loss	December 31, 2024x
	RMB’000	RMB’000	RMB’000
Leases	—	—	—
Expected credit losses on debt financial assets	—	—	—
Trade payables, accrual and provisions	—	—	—
Fair value adjustment arising from business combinations	—	—	—
Total	—	—	—